Basis of Preparation - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Feb. 13, 2018 USD ($) $ / shares	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($) $ / shares shares	Dec. 20, 2016 USD ($) $ / shares shares	May 26, 2016 USD ($) $ / shares shares	May 06, 2016	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) € / shares	Feb. 13, 2018 € / shares shares	Jun. 01, 2017 USD ($) shares	May 24, 2016 shares
Disclosure Of Basis Of Preparation [Line Items]
Statement of IFRS compliance									These consolidated financial statements ("the financial statements") have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board.
Reverse share split						0.5556
Issue price per share | € / shares											€ 0.09
Aggregate purchase price								$ 80.0	€ 74,738	€ 50,547	€ 46,478
Description of presentation currency									The financial statements are presented in euros, which is the Company's functional and presentation currency.
Level of rounding used in financial statements									All amounts are rounded to the nearest thousands of euros, except as otherwise indicated.
Potential ordinary share transactions [member]
Disclosure Of Basis Of Preparation [Line Items]
Common shares issued												3,099,997
Issue price per share | € / shares												€ 0.09
Aggregate purchase price | $	$ 55.8						$ 55.8
Purchase price | $ / shares	$ 18.00
Incyte Corporation [member]
Disclosure Of Basis Of Preparation [Line Items]
Common shares issued			3,200,000	3,200,000									3,200,000
Issue price per share | $ / shares			$ 25
Aggregate purchase price		€ 74,700	$ 80.0	$ 80.0
Securities registered | $													$ 250.0
Purchase price | $ / shares				$ 25
Cowen and Company LLC [member]
Disclosure Of Basis Of Preparation [Line Items]
Common shares issuable													50,000,000
Aggregate compensation payable, percent													3.00%
Initial public offering [member]
Disclosure Of Basis Of Preparation [Line Items]
Common shares issued														5,500,000
Issue price per share | $ / shares					$ 10
Aggregate purchase price | $					$ 53.3
Over allotment option [member]
Disclosure Of Basis Of Preparation [Line Items]
Common shares issued					639,926